Remaining performance obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 939,499	$ 824,854
Remaining performance obligations, weighted average average period	1 year 9 months 18 days	1 year 4 months 24 days